SCHEDULE OF INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Inventories
Raw materials	$ 117	$ 454
Smart cart parts	2,528	342
Inventory in transit	636
Finished goods	610
Inventories	$ 3,891	$ 796